Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jun. 02, 2017
Saturna Sustainable Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Saturna Sustainable Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This section describes the fees and expenses that you may pay if you buy and hold shares of the Sustainable Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 2, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 46.47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.47%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The investment adviser has committed through June 2, 2018, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.65%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the ending of the Distribution (12b-1) Fees, as approved by the Board of Trustees on March 14, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	When you buy shares through a financial intermediary, that intermediary may charge a transaction fee or commission which is not reflected in the expenses table or example. Purchases and redemptions of Fund shares will be made at the daily net asset value established by the Fund (before imposition of a commission).
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes demonstrate sustainable characteristics.

The Fund's adviser uses negative screening to exclude companies engaged in certain activities that the adviser believes present higher ESG risks, and employs quantitative screening and fundamental analysis to identify companies and other security issuers that demonstrate financial sustainability and positive ESG characteristics.

Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more, invests at least 65% of its assets in bonds within the four highest grades (Aaa, Aa, A, or Baa), and may invest up to 35% in unrated and high-yield bonds ("junk bonds").
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines. In addition, the Fund has a relatively limited operating history, having commenced investment operations in March 2015, and its limited performance history does not provide extensive information on how the Fund may perform in different market conditions.

Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes.

Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.

High yield risk: Investing in bonds that are unrated or rated below investment grade, which are known as "junk bonds," typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value.

Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Emerging markets risk: The risks of investing in foreign securities typically are greater in less developed or emerging countries.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart presents the calendar year total returns of the Bond Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturnasustainable.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below presents the average annual returns for the Equity Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saturnasustainable.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q1 2017	2.80%
Worst Quarter	Q4 2016	-2.47%

The year-to-date return as of the most recent calendar quarter (which ended March 31, 2017) was 2.80%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below presents the average annual returns for the Equity Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2016
Saturna Sustainable Bond Fund | Saturna Sustainable Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Shareowner Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 year	rr_ExpenseExampleYear01	$ 94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	$ 1,131
2015	rr_AnnualReturn2015	(1.91%)	[2]
2016	rr_AnnualReturn2016	1.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.47%)
1 Year	rr_AverageAnnualReturnYear01	1.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Bond Fund | Return after taxes on distributions | Saturna Sustainable Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.73%
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Bond Fund | Return after taxes on distributions and sale of Fund shares | Saturna Sustainable Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.73%
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Bond Fund | Citi WorldBIG Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015

[1]	Restated to reflect the ending of the Distribution (12b-1) Fees, as approved by the Board of Trustees on March 14, 2017.
[2]	For the period 3/27/2015 (the Fund's inception) through 12/31/2015, and not annualized.